Summary of Significant Accounting Policies (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Description of net income (loss) per share, basic and diluted	Net loss per share, basic and diluted for the Company’s Class B common stock for the period from May 10, 2019 (inception) through December 31, 2019 is calculated by dividing (i) the net income of approximately $780,000, less income attributable to public shares of approximately $1.7 million, resulting in a net loss of approximately $935,000, by (ii) the weighted average number of shares of the Company’s Class B common stock outstanding for the period of 7,852,941 shares.	Note 2 — Summary of Significant Accounting Policies Use of Estimates The preparation of these consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenue and expenses during the reporting period. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the balance sheet, which management considered in formulating its estimate, could change due to one or more future events. Actual results could differ from these estimates. Concentration of Credit Risk Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation limit of $250,000, and investments held in the Trust Account. At December 31, 2020, the Company has not experienced losses on these accounts, and management believes that the Company is not exposed to significant risks on such accounts. The Company’s investments held in the Trust Account as of December 31, 2020 are comprised of money market funds which invest only in direct U.S. government treasury obligations. Principles of Consolidation The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Merger Sub, at December 31, 2020. All significant inter-company transactions and balances have been eliminated in consolidation. Investments Held in the Trust Account The Company’s portfolio of investments held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in gain on marketable securities, dividends and interest held in Trust Account in the accompanying consolidated statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. Fair Value of Financial Instruments Fair value is defined as the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include: ● Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets; ● Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and ● Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement. As of December 31, 2020, the carrying values of cash, accounts payable, accrued expenses, due to related party and taxes payable approximate their fair values due to the short-term nature of the instruments. The Company’s portfolio of investments held in the Trust Account is comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less, or in money market funds which invest only in direct U.S. government treasury obligations, and are recognized at fair value. The fair value for trading securities is determined using quoted market prices in active markets. Offering Costs Associated with the Public Offering Offering costs consist of legal, accounting, underwriting fees and other costs that were directly related to the Public Offering and that were charged to stockholders’ equity upon the completion of the Public Offering in July and September 2019. Shares of Class A Common Stock Subject to Possible Redemption Shares of the Company’s Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable shares of the Company’s Class A common stock (including shares of the Company’s Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of the Company’s Class A common stock are classified as stockholders’ equity. Shares of the Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2020 and 2019, 29,548,906 and 30,047,981 shares of the Company’s Class A common stock subject to possible redemption, respectively, are presented as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheets. Net Income (Loss) Per Share of Common Stock Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the periods. The Company has not considered the effect of the warrants sold in the Public Offering (including the consummation of the over-allotment) and Private Placement to purchase an aggregate of 15,992,155 shares of the Company’s Class A common stock in the calculation of diluted income per share, since their inclusion would be anti-dilutive under the treasury stock method. Net income per share, basic and diluted for the Company’s Class A common stock for the year ended December 31, 2020 is calculated by dividing (i) the gain on marketable securities, dividends and interest held in Trust Account of approximately $1.2 million, net of applicable taxes and funds available to be withdrawn from the Trust Account for franchise and income tax obligations of approximately $401,000, resulting in an aggregate of approximately $758,000, by (ii) the weighted average number of shares of the Company’s Class A common stock outstanding for the period of 31,411,763 shares. Net loss per share, basic and diluted for the Company’s Class B common stock for the year ended December 31, 2020 is calculated by dividing (i) the net loss of approximately $5 million, less income attributable to public shares of approximately $758,000, resulting in a net loss of approximately $5.7 million, by (ii) the weighted average number of shares of the Company’s Class B common stock outstanding for the period of 7,852,941 shares.
Federal deposit insurance corporation limit		$ 250,000
Purchase of shares (in Shares)		15,992,155
Deferred tax asset	$ 223,000	$ 1.4
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, subject to possible redemption	$ 30,047,981	$ 29,548,906